Supplement Dated June 7, 2007 to your Prospectus

In the section entitled “Allocation of Premium Payments,” under the sub-section entitled “Wire,” delete the second sentence of the first paragraph and replace with the following:

To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

This supplement should be retained with the prospectus for future reference.

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